Consolidated statements of income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Consolidated statements of income [Abstract]
Sales		€ 19,535		€ 19,482		€ 18,121
Cost of sales		10,754		10,607		9,568
Gross margin		8,781		8,875		8,554
Selling expenses		4,606		4,682		4,500
General and administrative expenses		668		631		631
Research and development expenses		1,915		1,884		1,759
Other business income		123		155		88
Other business expenses		173		188		33
Income from operations	[1]	1,542		1,644		1,719
Financial income	[1]	160		117		51
Financial expenses	[1]	204		233		264
Investments in associates, net of income taxes	[1]	(9)		1		(2)
Income before taxes		1,490		1,529		1,503
Income tax expense	[1]	284		337		193
Income from continuing operations	[3]	1,205	[2]	1,192	[2]	1,310
Discontinued operations, net of income taxes	[1],[3],[4]	(10)		(19)		(213)
Net income	[4]	1,195	[1],[5]	1,173	[2],[5]	1,097	[1]
Net income attributable to Koninklijke Philips N.V. shareholders	[3]	1,187		1,167		1,090
Net income attributable to non-controlling interests		€ 8		€ 5		€ 7
Basic earnings per common share in EUR - Income from continuing operations attributable to shareholders	[6]	€ 1.32		€ 1.29		€ 1.38
Basic earnings per common share in EUR - Net income attributable to shareholders	[3],[6]	1.31		1.27		1.16
Diluted earnings per common share in EUR - Income from continuing operations attributable to shareholders	[6]	1.31		1.27		1.37
Diluted earnings per common share in EUR - Net income attributable to shareholders	[3],[6]	€ 1.29		€ 1.25		€ 1.14

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[3]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[4]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.
[5]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[6]	Per share and weighted average share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2019. Further reference is made to Earnings per share.